BASIS OF PREPARATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax credit (expense)		$ 11,731	$ (11,319)
Currency translation reserve	$ 1,175	20,639	8,834
Loss for the period	(34,637)	(228,961)	39,074
Deferred tax liabilities		0
Previously stated
Tax credit (expense)		446
Currency translation reserve		20,184
Loss for the period	$ (35,033)	(240,246)	$ 40,942
Deferred tax liabilities		(10,589)
Increase (decrease) due to corrections of prior period errors
Tax credit (expense)		11,285
Currency translation reserve		455
Loss for the period		11,285
Deferred tax liabilities		$ 10,589